Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 1,379	$ 7,439	$ 7,361	$ 21,564	$ 34,161	$ 75,496
Operating costs and expenses:
Direct course expenses	675	1,234	1,899	5,077	7,913	39,854
Advertising and sales expenses	729	64	1,343	1,977	2,210	16,762
Royalty expenses		9		68	44	3,458
General and administrative expenses	1,172	1,129	3,568	3,607	5,460	13,778
Total operating costs and expenses	2,576	2,436	6,810	10,729	15,627	73,852
Income (loss) from operations	(1,197)	5,003	551	10,835	18,534	1,644
Other income (expense):
Interest expense, net	(35)	(105)	(421)	(208)	(210)	(93)
Other income (expense), net	9	(16)	6	(23)	1,643	533
Gain on forgiveness of PPP Loan	910		910
Total other income (expense), net	884	(121)	495	(231)	1,433	440
Income (loss) from continuing operations before income taxes	(313)	4,882	1,046	10,604	19,967	2,084
Income tax (expense) benefit	118	(926)	(797)	(1,921)	(3,958)	1,257
Net income (loss) from continuing operations	(195)	3,956	249	8,683	16,009	3,341
Gain on disposal of discontinued operations net assets						8,300
Income (loss) from discontinued operations		733	171	2,842		(1,691)
Net income from discontinued operations		733	171	2,842		6,609
Net income (loss)	$ (195)	$ 4,689	$ 420	$ 11,525	$ 16,009	$ 9,950
Basic earnings (loss) per common share - continuing operations	$ (0.01)	$ 0.17	$ 0.02	$ 0.38	$ 0.69	$ 0.14
Basic earnings (loss) per common share - discontinued operations		0.03	0.00	0.12		0.29
Basic earnings (loss) per common share	(0.01)	0.20	0.02	0.50	0.69	0.43
Diluted earnings (loss) per common share - continuing operations	(0.01)	0.17	0.01	0.37	0.68	0.14
Diluted earnings (loss) per common share - discontinued operations		0.03	0.00	0.12		0.28
Diluted earnings (loss) per common share	$ (0.01)	$ 0.20	$ 0.01	$ 0.49	$ 0.68	$ 0.42
Basic weighted average common shares outstanding	33,064	23,138	26,373	23,046	23,076	22,716
Diluted weighted average common shares outstanding	33,064	23,252	41,776	23,192	23,230	23,141
Comprehensive income:
Foreign currency translation adjustments, net of tax of $0	$ 336	$ (704)	$ 387	$ 524	$ (294)	$ (734)
Total comprehensive income	$ 141	$ 3,985	$ 807	$ 12,049	$ 15,715	$ 9,216